Note 3 - Concentration of Investments - Schedule of Concentration of Investments 2 (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 41-0268370 003 [Member] | Investment, Identifier [Axis]: Legal&GeneralS&P500DCMember
Legal & General S&P 500 DC	$ 136,483,182	$ 133,842,262